BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Revenues	$ 0	$ 0	$ 0
Other income		0
Participation in research and development expenses	0	0	0
Research and development expenses	756	570	541
Sales and marketing expenses	1,185	1,098	1,210
General and administrative expenses	1,369	1,111	1,409
Financing expenses			0
Certain shareholders [Member]
Disclosure of transactions between related parties [line items]
Revenues	3,475	811	329
Other income		3,500
Participation in research and development expenses	115	1,898	1,946
Research and development expenses	125	297	54
Sales and marketing expenses	0	0	0
General and administrative expenses	$ 0	$ 0	0
Financing expenses			$ 212